Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 9,509,000	$ 6,230,000
Research and experimentation credit carryforwards	164,252	63,368
Deferred tax assets, operating loss carryforwards, state and local	8,487,000	5,271,000
Valuation allowance, deferred tax asset, change in amount	2,130,000	2,202,000
Expire In 2023
Income Taxes [Line Items]
Research and experimentation credit carryforwards	37,000	19,000
Expire in 2029
Income Taxes [Line Items]
Research and experimentation credit carryforwards	$ 139,744	$ 44,112